C18 Provisions	12 Months Ended
Dec. 31, 2017
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C18 Provisions

C18    Provisions

Provisions

	Restructuring	Customer related	Suppliers related	Warranty	Other	Total
2017
Opening balance	4,163	74	134	248	1,738	6,357
Additions	5,448	4,105	1,885	242	799	12,479
Reversal of excess amounts	–207	—	–90	–2	–63	–362
Negative effect on Income statement						12,117
Utilization/Cash out	–5,327	–1,532	–262	–267	–833	–8,221
Reclassifications	1	–10	–50	5	–59	–113
Translation difference	–35	5	–4	–1	–159	–194

Closing balance	4,043	2,642	1,613	225	1,423	9,946

2016
Opening balance	1,466	92	182	528	1,570	3,838
Additions	5,271	51	82	267	675	6,346
Reversal of excess amounts	–130	–6	–69	–207	–277	–689
Negative effect on Income statement						5,657
Utilization/Cash out	–2,440	–64	–64	–365	–220	–3,153
Reclassifications	1	–3	—	9	–15	–8
Translation difference	–5	4	3	16	5	23

Closing balance	4,163	74	134	248	1,738	6,357

Provisions will fluctuate over time depending on business mix, market mix and technology shifts. Risk assessment in the ongoing business is performed monthly to identify the need for new additions and reversals. During certain years the Company undertakes restructuring activities that may require recognition of provisions. Management uses its best judgment to estimate provisions based on this assessment. Under certain circumstances, provisions are no longer required due to outcomes being more favorable than anticipated, which affect the provisions balance as a reversal. In other cases, the outcome can be negative, and if so, a charge is recorded in the income statement.

For 2017, new or additional provisions amounting to SEK 12.5 billion were made, and SEK 0.4 billion of provisions were reversed. The actual cash outlays for 2017 were SEK 8.2 billion compared with the estimated SEK 4.4 billion. The higher outcome compared to the estimate relates to the restructuring and the customer project adjustments, as well as that certain provisions where identified and paid out during 2017. The expected total cash outlays in 2018 are approximately SEK 6.0 billion.

Of the total provisions, SEK 3.6 (0.9) billion is classified as non-current. For more information, see Note C1, “Significant accounting policies” and Note C2, “Critical accounting estimates and judgments.”

Restructuring provisions

In 2017, SEK 5.4 billion in provisions were made and SEK 0.2 billion were reversed due to a more favorable outcome than expected. The scope of the structural efficiency measures involves service delivery, supply and manufacturing, R&D and SG&A (Selling, General and Administrative expenses). The cash outlays for restructuring provisions were SEK 5.3 billion for the full-year, compared with the expected SEK 3.2 billion. The cash outlays for the full-year also includes provisions identified and paid out during 2017. The cash outlays for 2018 for these provisions are estimated to total approximately SEK 3.0 billion.

Customer related

Customer related provisions include provision for contractual discounts, contractual penalties, and onerous contracts. During 2017, new provisions amounting to SEK 4.1 billion were made, mainly due to additional project costs and customer settlements. The cash outlays were SEK 1.5 billion in 2017 compared to the estimated of SEK 0.0 billion. For 2018, the cash outlays for these provisions are estimated to total approximately SEK 1.9 billlion.

Supplier related

Supplier related provisions include provision for supplier claims/guarantees. During 2017, new provisions amounting to SEK 1.9 billion were made and SEK 0.1 were reversed due to more favorable outcome. The cash outlays were SEK 0.3 billion in 2017 compared to the estimated of SEK 0.1 billion. For 2018, the cash outlays for this provision is estimated to total approximately SEK 0.2 billion.

Warranty provisions

Warranty provisions are based on historic quality rates for established products as well as estimates regarding quality rates for new products and costs to remedy the various types of faults predicted. Provisions amounting to SEK 0.2 billion were made. The actual cash outlays for 2017 were SEK 0.3 billion, in line with the expected SEK 0.1 billion. The cash outlays of warranty provisions during year 2018 are estimated to total approximately SEK 0.2 billion.

Other provisions

Other provisions include provisions for probable contractual penalties, tax issues, litigations, and other. During 2017, new provisions amounting to SEK 0.8 billion were made and SEK 0.1 billion were reversed due to a more favorable outcome. The cash outlays were SEK 0.8 billion in 2017 compared to the estimate of SEK 1.0 billion. For 2018, the cash outlays for other provisions are estimated to total approximately SEK 0.7 billion.